Contractual Commitments and Contingencies (Guarantees and Letters of Credit) (Details) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Foreign Line of Credit [Member]	Dec. 31, 2012 Goldman Sachs interest rate swap [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Letters of Credit [Member]
Guarantees and Letters of Credit [Line Items]
Outstanding guarantees	$ 13,000,000
Outstanding letters of credit							3,100,000	6,100,000
Maximum borrowing capacity under the revolving credit facility							650,000,000	300,000,000	100,000,000
Maximum potential amount of future payments under all other guarantees not secured by letters of credit	18,000,000
Draws on lines of credit					4,000,000
Letters of credit and certain guarantees, expiration date			2013	2021
Cash collateral deposit	$ 37,694,000	$ 36,041,000				$ 37,694,000